Other Assets and Liabilities (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 2,560,339	¥ 2,421,154
Marketable equity securities included in investment in equity method investees, aggregated market values	3,943,990	1,987,008
Investment in equity method investees, recognized impairment losses of other-than-temporary declines in the value of investments in certain affiliated companies	¥ 53,758	21,672	¥ 51,645
Morgan Stanley [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage, approximately	20.18%
Marketable Equity Securities [Member]
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 1,964,118	1,809,161
Marketable Equity Securities [Member] | Morgan Stanley [Member]
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	1,618,579	1,411,131
Marketable Equity Securities [Member] | Morgan Stanley MUFG Securities, Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 174,190	¥ 185,255